Pension and other post-employment benefits - Summary of pension and other staff-related benefit costs (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [table]
Current service cost	€ 34	€ 29	€ 27
Past service cost		2
Net Interest cost	(4)	(4)	(3)
Effect of curtailment or settlement	(2)
Defined benefit plans	28	28	25
Defined contribution plans	369	356	340
Pension and other post employment benefits	397	383	365
Other staff related benefits	11	12	2
Pension and other post employment benefits	408	395	366
Net defined benefit assets liabilities [member]
Disclosure of net defined benefit liability (asset) [table]
Current service cost	33	31	28
Past service cost		2
Net Interest cost	(6)	(6)	(5)
Defined contribution plans	27	27	23
Other post-employment benefits [member]
Disclosure of net defined benefit liability (asset) [table]
Current service cost	1	(2)	(1)
Net Interest cost	2	€ 2	3
Effect of curtailment or settlement	(2)
Defined contribution plans	€ 1		€ 2